Other Income - Summary of Other Income (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Other Income Expense [Abstract]
Government grants	¥ 1,584	¥ 5,041
Total grants	¥ 1,584	¥ 5,041